UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	$4,550	$4,007,777
Alaska — 0.5%
Northern Tobacco Securitization Corp., RB, Asset-Backed, Series A, 5.00%, 6/01/46	1,660	1,095,583
Arizona — 4.5%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,200	1,469,446
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project AMT, 6.30%, 4/01/23	2,215	1,883,104
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	770	779,325
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,370	1,400,893
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	1,809,960
5.00%, 12/01/37	2,360	2,112,342
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	260	261,331
		9,716,401
Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	1,155	1,118,225
California — 16.9%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	255	250,048
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,530	1,547,365
Sutter Health, Series B, 6.00%, 8/15/42	2,200	2,343,616

Municipal Bonds	Par (000)	Value
California (concluded)
California State Public Works Board, RB, Various Capital Projects, Sub- Series I-1, 6.38%, 11/01/34	$820	$870,643
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	3,870	4,012,803
John Muir Health, 5.13%, 7/01/39	1,510	1,446,203
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	555	571,406
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	4,115	4,173,186
Montebello Unified School District California, GO, CAB (NPFGC) (b):
5.64%, 8/01/22	2,405	1,253,270
5.62%, 8/01/23	2,455	1,163,817
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (b)	3,475	1,204,505
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	6,600	6,684,150
State of California, GO, Various Purpose, 6.50%, 4/01/33	8,370	9,370,382
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	1,665	1,575,606
		36,467,000
Colorado — 2.7%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,455	1,333,304
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,525	1,475,514

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
HUD	US Department of Housing and Urban Development
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Tax Increment, Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	$1,000	$917,280
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	710	738,556
University of Colorado, RB, Series A, 5.38%, 6/01/38	1,250	1,307,212
		5,771,866
Connecticut — 2.5%
Connecticut State Development Authority, RB, AFCO, Cargo BDL LLC Project, AMT, 8.00%, 4/01/30	2,700	1,799,334
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	955	963,967
Wesleyan University, 5.00%, 7/01/35	2,515	2,610,218
		5,373,519
Delaware — 1.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	790	796,123
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	2,830	2,552,575
		3,348,698
District of Columbia — 2.3%
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.10%, 10/01/35 (b)	13,485	2,941,078
First Senior Lien, Series A, 5.00%, 10/01/39	505	505,975
First Senior Lien, Series A, 5.25%, 10/01/44	1,470	1,477,644
		4,924,697
Florida — 8.5%
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	1,195	1,228,209
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	750	787,860
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (b)	2,340	381,467
Water & Sewer System, 5.00%, 10/01/34	3,935	4,001,344
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,620	2,635,825

Municipal Bonds	Par (000)	Value
Florida (concluded)
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	$2,095	$1,998,714
Hillsborough County IDA, RB, National Gypsum Co., Series B AMT, 7.13%, 4/01/30	1,900	1,727,822
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,570	1,598,684
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	2,400	2,376,024
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	665	396,885
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/34	1,495	1,304,387
		18,437,221
Georgia — 1.9%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	585	593,594
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	2,410	2,406,288
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,045	1,073,184
		4,073,066
Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	440	437,034
6.75%, 11/15/29	630	641,107
7.00%, 11/15/39	430	443,618
		1,521,759
Hawaii — 0.4%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	945	977,612
Illinois — 8.6%
City of Chicago Illinois, RB, O’Hare International Airport, General, Third Lien, Series A, 5.75%, 1/01/39	2,000	2,087,080
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41	4,055	4,462,568
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	1,200	1,193,952
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	1,115	1,131,145
Illinois HDA, RB, Homeowner Mortgage, Sub-Series C2, AMT, 5.35%, 2/01/27	2,605	2,612,555

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project (AGM):
CAB, Series B, 6.25%, 6/15/47 (b)	$13,220	$1,346,060
Series B, 5.00%, 6/15/50	2,190	2,011,647
Series B-2, 5.00%, 6/15/50	1,740	1,598,294
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	930	963,527
6.00%, 6/01/28	800	823,880
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	440	446,490
		18,677,198
Indiana — 1.8%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	585	587,673
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	2,300	2,382,662
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	775	822,531
		3,792,866
Kansas — 1.3%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	1,520	1,614,513
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,155	1,165,222
		2,779,735
Kentucky — 0.7%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	700	713,412
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.50%, 5/15/34	700	714,105
		1,427,517
Louisiana — 2.2%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	570	588,177
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	3,500	3,655,190
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	430	429,983
		4,673,350

Municipal Bonds	Par (000)	Value
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	$210	$210,672
Maryland — 1.4%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	300	293,991
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	580	572,263
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	1,520	1,555,735
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	535	536,134
		2,958,123
Massachusetts — 2.3%
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	1,165	1,134,407
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,900	2,657,705
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,255	1,259,016
		5,051,128
Michigan — 2.3%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	635	748,684
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	1,150	1,143,663
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	955	952,355
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	2,105	2,093,149
		4,937,851
Minnesota — 1.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	2,135	2,321,407
Mississippi — 0.7%
Mississippi Development Bank Special Obligation, Refunding RB, Gulfport Water & Sewer System Project (AGM):
5.25%, 7/01/17	350	395,329
5.25%, 7/01/19	435	477,586

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	$675	$702,574
		1,575,489
New Hampshire — 1.5%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	3,035	3,249,726
New Jersey — 7.4%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	5,385	5,337,127
Continental Airlines Inc. Project, 6.25%, 9/15/29	2,950	2,816,041
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	1,000	1,012,220
New Jersey State Turnpike Authority, RB, Series C (AGM), 5.00%, 1/01/30	3,500	3,569,265
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.50%, 6/15/41	1,575	1,644,442
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,740	1,577,240
		15,956,335
New York — 5.1%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	1,000	978,260
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,450	1,556,662
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,740	1,785,014
Transportation, Series D, 5.25%, 11/15/40	840	850,408
New York City Industrial Development Agency, RB:
British Airways Plc Project, 7.63%, 12/01/32	1,500	1,518,120
Continental Airlines Inc. Project, AMT, 8.00%, 11/01/12	300	305,838
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16 (c)	725	745,996
Series C, 6.80%, 6/01/28	535	552,917
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	850	874,285
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	900	914,445

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal (concluded):
6.00%, 12/01/42	$875	$885,202
		10,967,147
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	970	978,070
Pennsylvania — 5.5%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	1,510	1,269,698
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 6.25%, 1/01/35	1,700	1,525,410
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	645	629,636
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	2,520	2,697,282
National Gypsum Co., Series B, 6.13%, 11/01/27	3,500	2,889,040
Philadelphia Authority for Industrial Development, RB:
Arbor House Inc. Project, Series E, 6.10%, 7/01/33	1,105	1,053,662
Commercial Development, 7.75%, 12/01/17	725	725,544
Saligman House Project, Series C, HUD, 6.10%, 7/01/33	1,245	1,187,157
		11,977,429
Puerto Rico — 2.7%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,205	1,069,703
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	3,860	4,172,081
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series C, 6.52%, 8/01/38 (b)	2,975	490,161
		5,731,945
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	2,285	2,325,627

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee — 2.5%
Educational Funding of the South Inc., RB, Senior, Sub-Series B, AMT, 6.20%, 12/01/21	$2,685	$2,688,517
Hardeman County Correctional Facilities Corp. Tennessee, RB, 7.75%, 8/01/17	2,685	2,684,517
		5,373,034
Texas — 13.4%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (c)	1,000	984,290
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	3,655	3,722,435
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	1,480	1,474,716
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	1,050	1,105,167
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	1,070	1,105,353
City of Houston Texas, Refunding RB, Sub-Lien, Series A, AMT:
5.00%, 7/01/22	1,120	1,161,653
5.00%, 7/01/24	1,000	1,011,660
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,910	2,115,478
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	820	841,468
Matagorda County Hospital District Texas, RB (FHA), 5.00%, 2/15/35	1,675	1,636,441
North Texas Tollway Authority, RB:
CAB, Special Projects System, Series B, 7.55%, 9/01/37 (b)	1,400	251,202
Toll, Second Tier, Series F, 6.13%, 1/01/31	4,190	4,326,133
Sabine River Authority Texas, Refunding RB, TXU Electric Co. Project, Series B, Mandatory Put Bonds, AMT, 5.75%, 5/01/30 (c)	250	245,468
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply:
5.50%, 8/01/24	1,100	1,133,011
5.50%, 8/01/25	1,120	1,153,130
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,990	3,179,147
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,695	2,839,829

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas State Public Finance Authority, Refunding ERB, KIPP Inc., Series A (ACA), 5.00%, 2/15/36	$875	$762,300
		29,048,881
US Virgin Islands — 1.6%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	3,460	3,419,795
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,525	2,526,591
Vermont — 1.1%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.00%, 6/15/17	2,370	2,355,946
Virginia — 0.7%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	1,565	1,565,579
Washington — 1.2%
Seattle Housing Authority Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	1,255	1,172,208
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	1,375	1,471,415
		2,643,623
Wisconsin — 4.4%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	4,980	5,423,270
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,710	1,726,057
New Castle Place Project, Series A, 7.00%, 12/01/31	825	652,319
SynergyHealth Inc., 6.00%, 11/15/32	1,755	1,783,080
		9,584,726
Wyoming — 0.1%
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	210	211,806
Total Municipal Bonds – 117.2%		253,155,020

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
California — 4.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$2,270	$2,392,235
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39	1,845	1,932,361
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,620	1,660,500
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	748	787,723
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	3,494	3,612,678
		10,385,497
Colorado — 2.6%
Colorado Health Facilities Authority, RB (AGM), Catholic Health:
Series C-3, 5.10%, 10/01/41	2,580	2,564,081
Series C-7, 5.00%, 9/01/36	1,650	1,640,579
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	1,490	1,536,793
		5,741,453
Connecticut — 3.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	3,180	3,347,650
Series X-3, 4.85%, 7/01/37	3,270	3,326,080
		6,673,730
Georgia — 1.1%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,259	2,320,196
Massachusetts — 2.4%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	4,994	5,190,046
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,409	1,492,739
New York — 4.6%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,110	1,187,126
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	4,034	4,111,841

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (concluded)
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	$4,240	$4,558,598
		9,857,565
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	1,080	1,110,974
Ohio — 4.6%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	9,650	9,988,039
Tennessee — 1.1%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,250	2,307,083
Texas — 2.2%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	4,620	4,714,941
Virginia — 7.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,750	3,892,650
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	10,940	10,945,908
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,094	2,128,419
		16,966,977
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,860	1,925,098
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,959	3,973,696
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 38.2%		82,648,034
Total Long-Term Investments (Cost – $331,562,427) – 155.4%		335,803,054

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (e)(f)	3,505,213	3,505,213

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2011	6

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value
Michigan Finance Authority, RB, SAN, Detroit Schools, Series A-1, 6.45%, 2/20/12	$2,255	$2,293,673
Total Short-Term Securities (Cost – $5,760,213) – 2.7%		5,798,886
Total Investments (Cost – $337,322,640*) – 158.1%		341,601,940
Other Assets Less Liabilities – 0.7%		1,671,104
Liability for TOB Trust Certificates, Including Interest Expense, and Fees Payable – (20.1)%		(43,502,089)
AMPS, at Redemption Value – (38.7)%		(83,703,059)
Net Assets Applicable to Common Shares – 100.0%		$216,067,896

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$293,432,994
Gross unrealized appreciation	$10,541,693
Gross unrealized depreciation	(5,860,120)
Net unrealized appreciation	$4,681,573

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
FFI Institutional Tax-Exempt Fund	6,564,515	(3,059,302)	3,505,213	$1,130

(f)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
77	10-Year US Treasury Note	Chicago Board of Trade	September 2011	$9,441,377	$(236,560)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$335,803,054	—	$335,803,054
Short-Term Securities	$3,505,213	2,293,673	—	5,798,886
Total	$3,505,213	$338,096,727	—	$341,601,940

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(236,560)	—	—	$(236,560)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 26, 2011